Income tax - Reconciliation between theoretical and actual income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of income taxes
Accounting profit before tax	₽ 2,647	₽ (1,192)		₽ 8,230
(Increase)/decrease resulting from the tax effect of:
Income tax expense for the year	(260)	(544)	[1]	(490)	[1]
Discontinued operations
Disclosure of income taxes
Accounting profit before tax	2,298	19,376		12,386
(Increase)/decrease resulting from the tax effect of:
Income tax expense for the year	(1,609)	(3,885)		(2,590)
Continuing and discontinued operations
Disclosure of income taxes
Accounting profit before tax	4,945	18,184		20,616
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(862)	(3,799)		(3,464)
Windfall tax	(449)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	147	82		1,098
Non-deductible expenses	(1,510)	(335)		(319)
Taxes on unremitted earnings	825	(373)		(338)
Unrecognized deferred tax assets	(20)	(4)		(57)
Income tax expense for the year	₽ (1,869)	₽ (4,429)		₽ (3,080)

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)